Note 10 - Goodwill - Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Jan. 31, 2018	Jan. 31, 2017
Balance		$ 263,113	$ 217,486
Adjustments on account of foreign exchange		7,839	(1,310)
Balance		350,148	263,113
Pixie Software GmbH [Member]
Balance		6,705
Goodwill Acquired During Period			6,705
Balance			6,705
Appterra LLC [Member]
Balance		3,766
Goodwill Acquired During Period			3,766
Balance			3,766
4Solututions Information Technology [Member]
Balance		1,351
Goodwill Acquired During Period			1,351
Balance			1,351
Datamyne Inc [Member]
Balance		34,680
Goodwill Acquired During Period			35,115
Goodwill, Purchase Accounting Adjustments	$ (400)	(435)
Balance			34,680
ShipRush [Member]
Goodwill Acquired During Period		8,603
Balance		8,603
PCSTrac, Inc. [Member]
Goodwill Acquired During Period		5,815
Balance		5,815
MacroPoint LLC [Member]
Goodwill Acquired During Period		65,213
Balance		$ 65,213